Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail) - Components of Other Non-Current Assets and Disposal Groups Held for Sale [Member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Other assets [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Cash and central bank balances	€ 0	€ 8
Financial assets at fair value through profit or loss	4,951	3
Loans	0	2,564
Property and equipment	15	62
Other assets	10	42
Assets classified as held for sale	4,976	2,679
Other liabilities [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Deposits	0	874
Financial liabilities at fair value through profit or loss	2,671	4
Other liabilities	6,978	364
Total liabilities classified as held for sale	€ 9,650	€ 1,242